PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 91.7% of Net Assets

Non-Convertible Bonds – 91.5%

	ABS Car Loan – 0.7%
$316,500	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	$316,384
11,349,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,276,063
14,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,225,920
9,825,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	9,858,754
4,732,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	4,747,059
9,986,747	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023	10,075,524
7,058,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,115,496
428,839	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	429,333
3,930,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	3,981,926
2,350,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.160%, 11/15/2022	2,364,154

		64,390,613

	ABS Credit Card – 0.1%
10,552,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,650,081

	ABS Home Equity – 1.3%
1,822,410	Bayview Koitere Fund Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	1,886,712
2,356,868	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	2,414,034
1,344,788	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	1,374,804
7,199,879	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	7,431,284
4,004,362	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	4,149,319
1,655,226	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	1,693,533
71,435	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	71,392
5,528,622	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	5,671,498
28,660	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)(b)(c)	28,332
23,342,237	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 1.085%, 6/17/2037, 144A(d)	23,046,264
6,925,880	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 1.128%, 12/22/2069, 144A(d)	6,936,670

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$1,647,379	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	$1,666,419
6,018,227	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	6,259,523
1,705,903	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	1,738,942
1,468,716	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	1,488,999
3,905,134	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	3,993,388
7,871,675	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	8,087,992
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.904%, 10/25/2053, 144A(a)	1,503,716
3,957,267	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	3,996,000
4,763,689	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,077,899
4,353,577	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	4,453,659
5,712,060	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	5,794,400
10,716,853	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	11,504,648

		110,269,427

	ABS Other – 0.0%
3,632,708	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	3,622,548

	ABS Student Loan – 0.1%
4,229,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	4,378,021

	ABS Whole Business – 0.4%
18,039,090	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	17,254,990
13,505,445	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	13,564,329

		30,819,319

	Aerospace & Defense – 1.3%
18,782,000	Boeing Co. (The), 5.705%, 5/01/2040	21,381,688
18,792,000	Boeing Co. (The), 5.805%, 5/01/2050	22,193,082
7,390,000	Boeing Co. (The), 5.930%, 5/01/2060	8,763,739
874,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	645,056
14,175,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	12,551,963

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$1,813,000	General Dynamics Corp., 4.250%, 4/01/2050	$2,346,351
4,685,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	5,220,427
13,257,000	Raytheon Technologies Corp., 2.250%, 7/01/2030	13,807,177
26,595,000	Textron, Inc., 3.000%, 6/01/2030	26,477,249

		113,386,732

	Agency Commercial Mortgage-Backed Securities – 2.3%
14,396,442	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	15,776,573
6,230,421	Federal National Mortgage Association, Series 2015-M17, Class A2, 3.015%, 11/25/2025(a)	6,810,592
10,418,790	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	11,126,559
19,323,414	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.972%, 11/25/2027(a)	21,564,175
1,575,872	Federal National Mortgage Association, Series 2017-M15, Class A2, 3.058%, 9/25/2027(a)	1,766,003
7,206,290	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.565%, 12/25/2026(a)	7,816,042
6,206,747	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,876,779
11,259,203	Federal National Mortgage Association, Series 2018-M1, Class A2, 3.084%, 12/25/2027(a)	12,618,682
2,335,328	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.497%, 7/25/2028(a)	2,687,085
17,016,566	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.150%, 3/25/2028(a)	18,933,316
4,428,579	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.436%, 6/25/2028(a)	5,052,297
6,977,504	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,491,821
2,629,617	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,879,545
5,881,039	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,709,282
6,640,495	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,615,283
4,846,745	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,565,062
868,628	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	993,409
1,243,610	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,433,635
7,637,281	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,889,471
2,420,767	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,802,183

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Agency Commercial Mortgage-Backed Securities – continued
$9,934,637	FHLMC Multifamily Structured Pass Through Certificates, Series K084, Class A2, 3.780%, 10/25/2028(a)	$11,821,578
10,831,744	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	11,638,970
2,042,399	FNMA, 2.880%, 12/01/2027	2,272,359
6,156,342	FNMA, 2.900%, 12/01/2027	6,858,355
4,779,828	FNMA, 2.950%, 11/01/2027	5,355,997
1,718,059	FNMA, 3.015%, 7/01/2028	1,936,185

		195,291,238

	Airlines – 0.0%
461,441	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	454,744
2,030,271	Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,835,243

		2,289,987

	Automotive – 2.3%
11,401,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	11,283,684
26,285,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	26,384,883
15,580,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	15,731,126
17,753,000	General Motors Co., 5.000%, 4/01/2035	17,732,982
7,913,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	7,881,446
11,596,000	Hyundai Capital America, 2.650%, 2/10/2025, 144A	11,644,574
21,599,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	21,697,790
8,345,000	Hyundai Capital America, 3.000%, 2/10/2027, 144A	8,242,074
15,199,000	Lear Corp., 5.250%, 5/15/2049	15,456,789
9,825,000	Toyota Motor Corp., 2.358%, 7/02/2024	10,377,460
16,490,000	Toyota Motor Credit Corp., MTN, 1.800%, 2/13/2025	17,092,398
12,156,000	Toyota Motor Credit Corp., MTN, 3.375%, 4/01/2030	14,002,036
7,946,000	Volkswagen Group of America Finance LLC, 3.200%, 9/26/2026, 144A	8,504,116
12,887,000	Volkswagen Group of America Finance LLC, 3.750%, 5/13/2030, 144A	14,228,405

		200,259,763

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – 7.9%
$27,336,000	Ally Financial, Inc., 3.050%, 6/05/2023	$27,664,492
20,016,000	American Express Co., 2.500%, 7/30/2024	21,185,583
11,254,000	Banco Santander Chile, 2.700%, 1/10/2025, 144A	11,556,508
15,204,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	15,869,175
29,885,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	32,324,227
9,656,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	10,142,759
45,202,000	Bank of America Corp., (fixed rate to 4/23/2026, variable rate thereafter), MTN, 3.559%, 4/23/2027	50,449,097
6,700,000	Barclays PLC, 3.200%, 8/10/2021	6,849,008
29,799,000	BNP Paribas S.A., (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025, 144A	31,206,635
6,645,000	Citigroup, Inc., 4.000%, 8/05/2024	7,247,639
28,532,000	Citigroup, Inc., 4.050%, 7/30/2022	30,257,141
5,853,000	Credit Suisse AG, 2.100%, 11/12/2021	5,975,404
34,005,000	DNB Bank ASA, 2.150%, 12/02/2022, 144A	35,186,888
12,057,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	12,922,142
12,766,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	18,585,544
2,605,000	HSBC Holdings PLC, 4.950%, 3/31/2030	3,130,074
18,906,000	Huntington Bancshares, Inc., 2.625%, 8/06/2024	20,018,824
10,082,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	10,692,803
10,366,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	11,020,978
9,705,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,128,074
22,401,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	23,773,790
31,750,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	34,062,607
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,344,953
3,755,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,843,969
22,575,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	26,367,562
3,210,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,559,528

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$11,914,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	$12,545,540
20,667,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,853,083
15,854,000	Nationwide Building Society, (fixed rate to 4/26/2022, variable rate thereafter), 3.622%, 4/26/2023, 144A	16,472,908
17,572,000	PNC Bank NA, (fixed rate to 12/9/2021, variable rate thereafter), 2.028%, 12/09/2022	17,929,566
8,661,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	10,625,050
29,676,000	Societe Generale S.A., 2.625%, 1/22/2025, 144A	30,285,720
25,261,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026, 144A	25,799,459
16,310,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	16,329,966
20,961,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 7/16/2024	22,205,456
13,675,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	14,712,077
24,004,000	Toronto-Dominion Bank (The), MTN, 2.650%, 6/12/2024	25,686,298

		682,810,527

	Building Materials – 0.4%
18,673,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	20,341,142
8,129,000	Owens Corning, 4.200%, 12/01/2024	8,946,441
2,003,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,181,925

		31,469,508

	Cable Satellite – 0.5%
3,821,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	3,952,213
10,784,000	Comcast Corp., 2.650%, 2/01/2030	11,728,226
5,753,000	Comcast Corp., 3.750%, 4/01/2040	6,736,130
4,120,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,386,573
877,000	Time Warner Cable LLC, 5.500%, 9/01/2041	1,057,801
2,514,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,102,216
8,019,000	Time Warner Cable LLC, 6.550%, 5/01/2037	10,549,314
1,911,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,539,346

		44,051,819

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – 1.3%
$3,498,000	Air Products & Chemicals, Inc., 1.500%, 10/15/2025	$3,608,164
25,393,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	25,969,421
1,571,000	Ecolab, Inc., 4.800%, 3/24/2030	1,990,739
3,493,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,396,943
13,392,000	Methanex Corp., 5.250%, 3/01/2022	13,174,380
16,817,000	Methanex Corp., 5.250%, 12/15/2029	14,835,957
9,723,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A	10,695,397
10,599,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042, 144A	12,453,825
4,179,000	RPM International, Inc., 3.450%, 11/15/2022	4,313,284
12,792,000	Sociedad Quimica y Minera de Chile S.A., Series 2020-A, Class A1FX, 4.250%, 1/22/2050, 144A	12,640,287
6,213,000	Univar Solutions USA, Inc., 5.125%, 12/01/2027, 144A	6,285,195

		109,363,592

	Collateralized Mortgage Obligations – 0.7%
18,323,587	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	19,455,131
2,336,433	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	2,548,536
4,746,601	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,533,929
476,908	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 0.633%, 10/20/2060(d)	474,445
368,740	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.653%, 10/20/2060(d)	366,836
303,039	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 0.753%, 2/20/2061(d)	302,386
2,867,778	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 0.853%, 4/20/2062(d)	2,868,824
388,921	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 0.823%, 8/20/2062(d)	388,836
3,124,839	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 0.703%, 10/20/2062(d)	3,115,021
458,342	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(b)(c)	456,859
746,205	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(b)(c)	740,741
810,300	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	811,709
1,779,646	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	1,787,977

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$5,608,864	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	$5,652,358
10,916,561	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,157,012
5,167,455	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 0.703%, 4/20/2065(d)	5,151,330
53,636	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.583%, 5/20/2063(b)(c)(d)	53,178

		60,865,108

	Construction Machinery – 0.4%
6,702,000	Caterpillar Financial Services Corp., MTN, 2.150%, 11/08/2024	7,112,728
6,500,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	6,542,657
8,264,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,637,533
5,648,000	Deere & Co., 3.750%, 4/15/2050	6,948,179
4,547,000	John Deere Capital Corp., MTN, 2.600%, 3/07/2024	4,846,162

		34,087,259

	Consumer Cyclical Services – 0.4%
17,643,000	Amazon.com, Inc., 4.250%, 8/22/2057	23,548,991
4,566,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	4,864,037
3,878,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	4,030,997
4,823,000	Mastercard, Inc., 3.850%, 3/26/2050	5,999,780

		38,443,805

	Consumer Products – 0.5%
5,311,000	Hasbro, Inc., 3.550%, 11/19/2026	5,612,317
987,000	Hasbro, Inc., 3.900%, 11/19/2029	1,027,812
2,415,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	2,433,064
3,161,000	Newell Brands, Inc., 4.875%, 6/01/2025	3,310,484
2,023,000	Valvoline, Inc., 4.250%, 2/15/2030, 144A	1,992,655
6,422,000	Valvoline, Inc., 4.375%, 8/15/2025, 144A	6,454,110
3,062,000	Whirlpool Corp., 4.600%, 5/15/2050	3,486,009
12,185,000	Whirlpool Corp., 4.750%, 2/26/2029	14,377,249
3,318,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,451,623

		42,145,323

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Diversified Manufacturing – 0.5%
$8,335,000	Carrier Global Corp., 2.700%, 2/15/2031, 144A	$8,310,590
3,085,000	Clark Equipment Co., 5.875%, 6/01/2025, 144A	3,154,412
1,099,000	Crane Co., 6.550%, 11/15/2036	1,365,312
14,591,000	General Electric Co., 4.250%, 5/01/2040	14,519,183
2,881,000	General Electric Co., 4.350%, 5/01/2050	2,849,322
10,746,000	WESCO Distribution, Inc., 7.125%, 6/15/2025, 144A	11,316,935

		41,515,754

	Electric – 1.6%
4,016,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	4,135,717
2,041,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	2,158,357
3,399,000	AES Corp. (The), 5.125%, 9/01/2027	3,526,462
2,729,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050, 144A	3,436,591
24,453,950	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	25,456,562
8,805,000	Dominion Energy, Inc., Class C, 3.375%, 4/01/2030	9,719,227
3,816,000	DPL, Inc., 4.125%, 7/01/2025, 144A	3,817,565
954,000	Edison International, 4.950%, 4/15/2025	1,045,421
3,147,000	Enel Americas S.A., 4.000%, 10/25/2026	3,335,851
3,194,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,412,347
7,514,000	Entergy Corp., 2.800%, 6/15/2030	7,940,368
4,808,000	Exelon Corp., 4.050%, 4/15/2030	5,551,801
1,495,000	Exelon Corp., 4.700%, 4/15/2050	1,902,139
9,488,000	Florida Power & Light Co., 3.150%, 10/01/2049	10,755,028
16,373,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,393,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$3,009,000	Ohio Power Co., Series P, 2.600%, 4/01/2030	$3,230,511
2,207,000	PG&E Corp., 5.000%, 7/01/2028	2,206,338
1,647,000	PG&E Corp., 5.250%, 7/01/2030	1,656,388
5,629,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	5,937,776
7,987,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,490,580
4,158,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,407,522
2,895,000	Virginia Electric & Power Co., Class A, 2.875%, 7/15/2029	3,181,376
4,054,000	Xcel Energy, Inc., 3.400%, 6/01/2030	4,657,853

		136,355,204

	Finance Companies – 0.5%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,506,374
17,121,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	17,277,516
4,628,000	GATX Corp., 4.000%, 6/30/2030	4,954,003
3,712,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,905,538
11,553,000	Navient Corp., 5.000%, 3/15/2027	9,704,520
1,016,000	Navient Corp., 5.875%, 10/25/2024	954,410
1,068,000	Navient Corp., 6.750%, 6/15/2026	987,900
8,451,000	Navient Corp., MTN, 6.125%, 3/25/2024	8,028,450

		47,318,711

	Financial Other – 0.1%
5,995,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	5,785,175

	Food & Beverage – 2.3%
15,360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	18,795,807
14,358,000	Anheuser-Busch InBev Worldwide, Inc., 4.350%, 6/01/2040	16,355,822
14,363,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 6/01/2060	17,123,840
11,686,000	Archer-Daniels-Midland Co., 3.250%, 3/27/2030	13,295,732
7,006,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	8,219,374

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – continued
$16,029,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	$19,876,761
7,362,000	Coca-Cola Co. (The), 4.200%, 3/25/2050	9,613,880
5,349,000	Constellation Brands, Inc., 2.875%, 5/01/2030	5,667,463
1,903,000	Constellation Brands, Inc., 3.750%, 5/01/2050	2,077,820
24,356,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	25,139,299
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,743,060
3,081,000	Keurig Dr Pepper, Inc., 3.200%, 5/01/2030	3,427,545
11,031,000	Kraft Heinz Foods Co., 3.875%, 5/15/2027, 144A	11,527,267
11,245,000	PepsiCo, Inc., 3.875%, 3/19/2060	14,257,911
16,271,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	15,926,055
6,968,000	Sysco Corp., 6.600%, 4/01/2050	9,650,367

		194,698,003

	Government Owned - No Guarantee – 2.1%
7,364,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	7,702,965
17,070,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	17,842,793
10,447,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	9,245,595
17,290,000	OCP S.A., 5.625%, 4/25/2024, 144A	18,607,291
6,982,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,261,559
10,400,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	11,440,000
10,680,000	Saudi Arabian Oil Co., 4.375%, 4/16/2049, 144A	12,080,100
33,122,000	Tennessee Valley Authority, 4.250%, 9/15/2065	49,727,797
8,587,000	Tennessee Valley Authority, 4.625%, 9/15/2060	13,481,672
6,077,000	Tennessee Valley Authority, 4.875%, 1/15/2048	9,312,835
10,402,000	Tennessee Valley Authority, 5.250%, 9/15/2039	16,028,027
10,376,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	11,312,953

		184,043,587

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Health Insurance – 0.1%
$9,398,000	Centene Corp., 3.375%, 2/15/2030	$9,489,255

	Healthcare – 1.1%
7,470,000	CVS Health Corp., 4.300%, 3/25/2028	8,736,677
18,025,000	CVS Health Corp., 5.050%, 3/25/2048	23,610,815
13,219,000	DaVita, Inc., 4.625%, 6/01/2030, 144A	13,155,549
17,790,000	Partners Healthcare System, Inc., Series 2020, 3.342%, 7/01/2060	19,481,575
8,511,000	Quest Diagnostics, Inc., 2.800%, 6/30/2031	8,928,827
11,416,000	Stryker Corp., 1.950%, 6/15/2030	11,492,161
12,687,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	12,687,000

		98,092,604

	Home Construction – 0.2%
275,000	Lennar Corp., 4.500%, 4/30/2024	285,942
1,291,000	Lennar Corp., 4.750%, 11/15/2022	1,336,185
14,757,000	NVR, Inc., 3.000%, 5/15/2030	15,424,017

		17,046,144

	Hybrid ARMs – 0.0%
25,173	FNMA, 6-month LIBOR + 1.558%, 3.419%, 2/01/2037(d)	25,994

	Independent Energy – 0.7%
2,940,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	2,863,309
7,689,000	Diamondback Energy, Inc., 4.750%, 5/31/2025	8,227,437
14,036,000	Occidental Petroleum Corp., 2.600%, 8/13/2021	13,717,242
4,394,666	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	4,372,693
10,159,000	Range Resources Corp., 5.000%, 8/15/2022	9,244,690
8,886,000	SM Energy Co., 10.000%, 1/15/2025, 144A	8,441,967
13,613,000	WPX Energy, Inc., 4.500%, 1/15/2030	11,979,440

		58,846,778

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Industrial Other – 0.4%
$10,447,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	$11,082,824
9,417,000	CK Hutchison International 20 Ltd., 2.500%, 5/08/2030, 144A	9,602,965
3,816,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	5,230,095
3,560,000	Georgetown University (The), Series B, 4.315%, 4/01/2049	4,549,858
5,620,000	University of Pennsylvania, 3.610%, 2/15/2119	6,526,824

		36,992,566

	Integrated Energy – 0.1%
4,163,000	Chevron Corp., 3.078%, 5/11/2050	4,419,960
4,443,000	Exxon Mobil Corp., 3.452%, 4/15/2051	4,920,313

		9,340,273

	Life Insurance – 0.4%
8,449,000	Aflac, Inc., 3.600%, 4/01/2030	9,832,415
14,045,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	15,589,920
8,694,000	Northwestern Mutual Life Insurance Co. (The), 3.625%, 9/30/2059, 144A	9,617,951

		35,040,286

	Media Entertainment – 0.7%
60,490,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,940,565
9,783,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	9,223,412
2,516,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	2,408,315
7,803,000	Netflix, Inc., 3.625%, 6/15/2025, 144A	7,861,523
1,861,000	Omnicom Group, Inc., 4.200%, 6/01/2030	2,166,886
10,955,000	Prosus NV, 3.680%, 1/21/2030, 144A	11,471,002
14,843,000	Prosus NV, 4.850%, 7/06/2027, 144A	16,621,191
6,460,000	ViacomCBS, Inc., 4.200%, 5/19/2032	7,263,577

		58,956,471

	Metals & Mining – 0.2%
7,737,000	Anglo American Capital PLC, 5.625%, 4/01/2030, 144A	9,345,729
2,138,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	2,138,000
3,816,000	Steel Dynamics, Inc., 2.400%, 6/15/2025	3,930,095
1,889,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	1,974,706

		17,388,530

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – 1.3%
$636,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	$597,868
6,606,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	6,769,339
9,571,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	10,367,655
1,498,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,627,002
12,565,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,376,482
2,606,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,749,783
6,242,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	6,393,181
2,426,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,631,505
11,760,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	12,893,319
4,615,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	4,714,198
17,068,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,241,370
5,254,000	ONEOK, Inc., 5.850%, 1/15/2026	5,996,723
2,886,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	2,827,637
1,975,000	Sunoco Logistics Partners Operations LP, 5.400%, 10/01/2047	1,976,014
18,626,000	Williams Cos., Inc. (The) , 3.500%, 11/15/2030	19,528,234

		111,690,310

	Mortgage Related – 23.8%
45,596,777	FHLMC, 3.000%, with various maturities from 2042 to 2050(e)	48,361,180
33,299,890	FHLMC, 3.500%, with various maturities from 2043 to 2049(e)	36,131,963
26,959,712	FHLMC, 4.000%, with various maturities from 2044 to 2048(e)	29,464,619
119,847,582	FHLMC, 4.500%, with various maturities from 2041 to 2049(e)	129,470,673
92,987,221	FHLMC, 5.000%, with various maturities from 2048 to 2049(e)	101,577,175
8,962	FHLMC, 6.000%, 6/01/2035	10,465

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$1,281,251	FNMA, 2.500%, 4/01/2045	$1,357,035
241,961,389	FNMA, 3.000%, with various maturities from 2045 to 2050(e)	255,785,495
155,261,443	FNMA, 3.500%, with various maturities from 2043 to 2049(e)	163,219,302
77,831,108	FNMA, 4.000%, with various maturities from 2041 to 2048(e)	84,635,345
100,990,252	FNMA, 4.500%, with various maturities from 2043 to 2049(e)	109,079,479
25,823,802	FNMA, 5.000%, with various maturities from 2048 to 2049(e)	28,203,985
131,934	FNMA, 6.000%, with various maturities from 2034 to 2037(e)	153,732
11,493	FNMA, 6.500%, with various maturities from 2029 to 2031(e)	13,044
36,368	FNMA, 7.000%, with various maturities in 2030(e)	41,056
18,016	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	20,834
512,570	GNMA, 1-month LIBOR + 1.930%, 2.919%, 9/20/2063(d)	532,329
37,713	GNMA, 3.875%, 1/20/2063(a)	38,196
127,012	GNMA, 3.890%, with various maturities in 2062(a)(e)	127,332
33,025	GNMA, 3.970%, 8/20/2062(a)	33,156
75,371	GNMA, 4.044%, 12/20/2062(a)	76,295
35,966	GNMA, 4.080%, 5/20/2063(a)	36,692
24,627	GNMA, 4.160%, 11/20/2062(a)	25,282
551,085	GNMA, 4.165%, 11/20/2062(a)	558,409
67,835	GNMA, 4.197%, 7/20/2063(a)	69,626
226,744	GNMA, 4.316%, 7/20/2063(a)	229,911
5,407	GNMA, 4.326%, 8/20/2061(a)	6,045
158,067	GNMA, 4.360%, 4/20/2062(a)	166,694
9,646,008	GNMA, 4.386%, 12/20/2066(a)	10,881,846
70,907	GNMA, 4.390%, 10/20/2062(a)	71,281
5,216,523	GNMA, 4.405%, 11/20/2066(a)	5,799,705
6,403,006	GNMA, 4.430%, with various maturities in 2066(a)(e)	7,159,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$167,383	GNMA, 4.481%, 5/20/2063(a)	$169,723
23,195	GNMA, 4.493%, 7/20/2062(a)	23,690
4,492,951	GNMA, 4.494%, 6/20/2066(a)	5,019,344
1,941,247	GNMA, 4.499%, 2/20/2066(a)	2,172,740
2,949,377	GNMA, 4.520%, 9/20/2066(a)	3,316,622
4,303,480	GNMA, 4.524%, 2/20/2065(a)	4,735,048
3,387,886	GNMA, 4.526%, 6/20/2066(a)	3,775,621
4,634,084	GNMA, 4.527%, 12/20/2064(a)	5,136,909
3,781,946	GNMA, 4.536%, 12/20/2063(a)	4,102,865
3,319,104	GNMA, 4.546%, 6/20/2066(a)	3,730,533
2,397,430	GNMA, 4.567%, 4/20/2066(a)	2,666,553
10,289,718	GNMA, 4.570%, 12/20/2066(a)	11,675,035
6,170,684	GNMA, 4.578%, 10/20/2064(a)	6,716,623
3,499,528	GNMA, 4.580%, 6/20/2064(a)	3,852,554
12,345,654	GNMA, 4.592%, with various maturities from 2064 to 2065(a)(e)	13,707,814
2,169,968	GNMA, 4.598%, 1/20/2065(a)	2,391,260
4,173,390	GNMA, 4.611%, 1/20/2065(a)	4,678,087
21,608	GNMA, 4.630%, 12/20/2061(a)	22,127
4,271,047	GNMA, 4.636%, 3/20/2066(a)	4,804,000
747,983	GNMA, 4.637%, 1/20/2064(a)	813,000
2,657,479	GNMA, 4.639%, 3/20/2065(a)	2,934,587
123,201	GNMA, 4.650%, 1/20/2061(a)	125,711
2,848,603	GNMA, 4.667%, 1/20/2064(a)	3,068,480
4,665,888	GNMA, 4.673%, 6/20/2064(a)	5,086,288
10,980	GNMA, 4.700%, with various maturities from 2061 to 2062(a)(e)	11,155
3,568,633	GNMA, 4.710%, 1/20/2064(a)	3,920,731

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$2,239	GNMA, 5.075%, 3/20/2062(a)	$2,254
204,379	GNMA, 5.500%, 4/15/2038	238,772
38,270	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	44,764
34,108	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	37,883
49,144	GNMA, 7.000%, 9/15/2025	51,094
5,969	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	6,544
213	GNMA, 8.500%, 10/15/2022	214
85,432,000	UMBS® (TBA), 2.500%, 8/01/2035(f)	89,303,137
359,684,000	UMBS® (TBA), 2.500%, 9/01/2050(f)	373,599,170
448,365,000	UMBS® (TBA), 3.000%, 8/01/2050(f)	471,421,731

		2,046,700,294

	Natural Gas – 0.0%
3,024,000	Boston Gas Co., 3.001%, 8/01/2029, 144A	3,266,743

	Non-Agency Commercial Mortgage-Backed Securities – 1.3%
14,216,071	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	15,716,482
6,873,079	BANK, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	7,612,198
15,877,381	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	17,613,398
17,548,185	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	19,454,088
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.050%, 7/10/2046, 144A(a)	989,115
11,283,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	11,011,991
2,897,433	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.876%, 11/10/2046, 144A(a)	2,797,649
6,300,639	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.555%, 8/10/2044, 144A(a)	5,610,518
7,385,712	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	8,066,224
7,736,960	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,010,729
8,935,622	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.870%, 11/15/2043, 144A(a)	8,850,730
5,578,578	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.390%, 6/15/2044, 144A(a)	4,411,550

		110,144,672

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.5%
$28,400,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	$32,692,092
7,812,260	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	6,794,635

		39,486,727

	Packaging – 0.2%
7,713,000	CCL Industries, Inc., 3.050%, 6/01/2030, 144A	7,872,657
6,365,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	6,619,600

		14,492,257

	Paper – 0.2%
5,503,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,812,599
9,825,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	10,218,000
1,888,000	WestRock RKT LLC, 4.900%, 3/01/2022	2,008,970
2,796,000	WRKCo, Inc., 3.000%, 6/15/2033	2,912,258

		20,951,827

	Pharmaceuticals – 0.7%
7,723,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	7,271,127
7,761,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	7,363,249
12,635,000	Biogen, Inc., 2.250%, 5/01/2030	12,738,121
6,289,000	Biogen, Inc., 3.150%, 5/01/2050	6,055,381
8,740,000	Takeda Pharmaceutical Co. Ltd., 3.175%, 7/09/2050	8,711,646
1,775,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,584,862
8,496,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	9,043,907
3,251,000	Upjohn, Inc., 4.000%, 6/22/2050, 144A	3,457,715

		56,226,008

	Property & Casualty Insurance – 0.3%
12,688,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	13,252,616
7,006,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060, 144A	7,369,176
4,405,000	Willis North America, Inc., 2.950%, 9/15/2029	4,662,947
3,010,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,106,144

		28,390,883

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – 0.2%
$5,848,000	Burlington Northern Santa Fe LLC, 3.550%, 2/15/2050	$6,781,889
1,272,000	CSX Corp., 3.800%, 4/15/2050	1,507,205
5,326,000	Kansas City Southern, 3.500%, 5/01/2050	5,691,093

		13,980,187

	Refining – 0.1%
8,226,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	8,493,427

	REITs - Diversified – 0.2%
18,479,000	iStar, Inc., 4.250%, 8/01/2025	16,723,495
1,419,000	iStar, Inc., 4.750%, 10/01/2024	1,324,991

		18,048,486

	REITs - Health Care – 0.1%
6,085,000	Welltower, Inc., 2.750%, 1/15/2031	6,077,948

	REITs - Office Property – 0.2%
10,656,000	Alexandria Real Estate Equities, Inc., 4.900%, 12/15/2030	13,272,181

	REITs - Shopping Centers – 0.0%
2,269,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,320,651

	Restaurants – 0.3%
940,000	McDonald’s Corp., MTN, 4.200%, 4/01/2050	1,139,684
7,699,000	Starbucks Corp., 3.350%, 3/12/2050	7,841,217
18,559,000	Starbucks Corp., 3.500%, 11/15/2050	19,553,715

		28,534,616

	Retailers – 0.8%
26,230,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	26,099,112
9,426,000	Falabella S.A., 3.750%, 4/30/2023, 144A	9,611,801
7,176,000	Falabella S.A., 4.375%, 1/27/2025, 144A	7,530,132

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$959,000	Hanesbrands, Inc., 4.625%, 5/15/2024, 144A	$954,205
3,726,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	3,753,945
3,626,000	Hanesbrands, Inc., 5.375%, 5/15/2025, 144A	3,666,793
2,312,000	Home Depot, Inc. (The), 3.350%, 4/15/2050	2,641,545
2,231,000	Lowe’s Cos., Inc., 5.125%, 4/15/2050	3,044,777
7,001,000	Target Corp., 2.650%, 9/15/2030	7,693,041

		64,995,351

	Sovereigns – 1.5%
10,841,000	Abu Dhabi Government International Bond, 3.875%, 4/16/2050, 144A	12,800,511
8,795,000	Colombia Government International Bond, 4.125%, 5/15/2051	8,838,975
7,609,000	Indonesia Government International Bond, 3.700%, 1/08/2022, 144A	7,876,152
30,516,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	32,957,585
20,254,000	Panama Government International Bond, 4.500%, 4/01/2056	24,780,971
3,337,000	Peruvian Government International Bond, 2.392%, 1/23/2026	3,470,480
7,600,000	Philippine Government International Bond, 2.457%, 5/05/2030	7,977,188
8,368,000	Qatar Government International Bond, 4.400%, 4/16/2050, 144A	10,357,073
10,561,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,415,681
11,230,000	State of Qatar, 3.875%, 4/23/2023, 144A	12,042,603

		131,517,219

	Technology – 3.9%
17,819,000	Apple, Inc., 2.050%, 9/11/2026	19,038,736
17,814,000	Apple, Inc., 2.200%, 9/11/2029	19,088,530
5,055,000	Baidu, Inc., 3.075%, 4/07/2025	5,308,255
18,535,000	Broadcom, Inc., 3.150%, 11/15/2025, 144A	19,727,213
15,070,000	Broadcom, Inc., 4.700%, 4/15/2025, 144A	16,980,490
16,988,000	Corning, Inc., 5.450%, 11/15/2079	20,320,820
14,510,000	DXC Technology Co., 4.000%, 4/15/2023	15,228,523

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$3,902,000	DXC Technology Co., 4.125%, 4/15/2025	$4,160,578
3,508,000	Equifax, Inc., 2.600%, 12/15/2025	3,736,806
2,312,000	Equifax, Inc., 3.100%, 5/15/2030	2,466,240
2,848,000	Equifax, Inc., 3.300%, 12/15/2022	2,986,788
4,842,000	Equifax, Inc., 7.000%, 7/01/2037	6,103,255
9,899,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	9,961,166
14,192,000	Hewlett Packard Enterprise Co., 4.450%, 10/02/2023	15,484,304
16,306,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	19,916,335
9,085,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	9,351,027
7,134,000	Microchip Technology, Inc., 4.333%, 6/01/2023	7,695,874
12,669,000	Micron Technology, Inc., 2.497%, 4/24/2023	13,166,426
6,887,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,176,090
21,958,000	MSCI, Inc., 3.875%, 2/15/2031, 144A	22,397,160
13,504,000	Oracle Corp., 3.600%, 4/01/2040	15,328,259
14,525,000	Oracle Corp., 3.600%, 4/01/2050	16,164,576
16,167,000	PayPal Holdings, Inc., 3.250%, 6/01/2050	17,507,091
1,652,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	1,740,795
1,538,000	Science Applications International Corp., 4.875%, 4/01/2028, 144A	1,528,864
2,307,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,424,141
13,343,000	Tencent Holdings Ltd., 3.290%, 6/03/2060, 144A	13,456,873
5,829,000	Texas Instruments, Inc., 2.250%, 9/04/2029	6,204,663
18,649,000	Xilinx, Inc., 2.375%, 6/01/2030	19,198,392

		333,848,270

	Tobacco – 0.6%
3,764,000	Altria Group, Inc., 2.350%, 5/06/2025	3,955,265
8,264,000	Altria Group, Inc., 4.400%, 2/14/2026	9,515,606
35,552,000	BAT Capital Corp., 2.789%, 9/06/2024	37,462,932

		50,933,803

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – 0.1%
$10,405,000		Ryder System, Inc., MTN, 2.500%, 9/01/2024	$10,732,014

		Treasuries – 21.7%
11,015,900	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	49,197,116
5,512,100	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	24,366,002
9,014,631	(††)	Mexican Fixed Rate Bonds, Series M 20, 8.500%, 5/31/2029, (MXN)	46,424,104
524,841,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	11,299,503
280,039,000		Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,596,179
40,281,200		U.S. Treasury Bond, 1.250%, 5/15/2050	38,702,995
106,684,600		U.S. Treasury Bond, 2.000%, 2/15/2050	122,178,872
22,394,500		U.S. Treasury Bond, 2.375%, 11/15/2049	27,660,707
56,313,700		U.S. Treasury Bond, 3.000%, 11/15/2045	75,904,708
32,376,600		U.S. Treasury Bond, 3.375%, 11/15/2048	47,575,896
18,132,000		U.S. Treasury Bond, 4.500%, 2/15/2036	27,756,126
62,487,155		U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(g)	79,599,447
3,477,854		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(g)	4,499,241
65,274,461		U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2049(g)	86,987,760
42,127,624		U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(g)	44,000,698
49,043,496		U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(g)	51,595,111
63,288,298		U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(g)	66,652,324
85,571,700		U.S. Treasury Note, 0.250%, 5/31/2025	85,468,078
116,310,000		U.S. Treasury Note, 0.250%, 6/30/2025	116,082,833
57,510,000		U.S. Treasury Note, 0.500%, 6/30/2027	57,557,176
285,797,600		U.S. Treasury Note, 0.625%, 5/15/2030	285,004,958

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$15,198,600	U.S. Treasury Note, 1.500%, 2/15/2030	$16,429,924
43,483,600	U.S. Treasury Note, 2.375%, 5/15/2029	50,182,792
35,509,300	U.S. Treasury Note, 2.625%, 2/15/2029	41,609,687
50,850,300	U.S. Treasury Note, 2.875%, 8/15/2028	60,221,852
280,222,300	U.S. Treasury Note, 3.125%, 11/15/2028	338,795,329

		1,862,349,418

	Utility Other – 0.4%
24,132,000	Acwa Power Management & Investments One Ltd., 5.950%, 12/15/2039, 144A	25,990,164
7,856,000	Essential Utilities, Inc., 2.704%, 4/15/2030	8,213,789

		34,203,953

	Wireless – 0.7%
14,102,000	America Movil SAB de CV, 2.875%, 5/07/2030	14,885,366
1,352,000	American Tower Corp., 4.700%, 3/15/2022	1,445,336
19,910,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,547,039
1,101,000	Crown Castle International Corp., 4.150%, 7/01/2050	1,271,270
3,759,000	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	4,002,207
19,675,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	21,897,488

		64,048,706

	Wirelines – 0.8%
684,000	AT&T, Inc., 4.350%, 6/15/2045	769,731
6,217,000	AT&T, Inc., 4.500%, 3/09/2048	7,348,991
1,533,000	AT&T, Inc., 4.750%, 5/15/2046	1,837,822
7,324,000	AT&T, Inc., 5.250%, 3/01/2037	9,055,763
10,243,000	AT&T, Inc., 5.450%, 3/01/2047	13,403,190
6,044,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	6,042,549
22,097,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	22,749,141

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$3,655,000	Verizon Communications, Inc., 4.000%, 3/22/2050	$4,674,958

		65,882,145

	Total Non-Convertible Bonds (Identified Cost $7,517,426,106)	7,870,118,101

Municipals – 0.2%
	Local Authorities – 0.2%
16,530,000	University of Virginia, Revenue Bond, Series A, 3.227%, 9/01/2119	17,539,322

	Total Municipals (Identified Cost $16,530,000)	17,539,322

	Total Bonds and Notes (Identified Cost $7,533,956,106)	7,887,657,423

Senior Loans – 2.4%
	Automotive – 0.1%
7,056,067	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 4.613%, 5/19/2023(d)	4,374,761
2,759,150	KAR Auction Services, Inc., 2019 Term Loan B6, 1-month LIBOR + 2.250%, 2.500%, 9/19/2026(d)	2,610,846
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 1.955%, 3/25/2024(h)	1,428,270

		8,413,877

	Cable Satellite – 0.3%
12,405,000	CSC Holdings LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 2.250%, 2.435%, 7/17/2025(d)	11,707,219
12,405,000	Virgin Media Bristol LLC, USD Term Loan N, 1-month LIBOR + 2.500%, 2.685%, 1/31/2028(d)	11,818,863

		23,526,082

	Chemicals – 0.0%
4,123,400	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 3.178%, 8/08/2024(d)	3,845,071

	Consumer Cyclical Services – 0.2%
1,366,065	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.688%, 8/16/2025(d)	1,322,802
12,372,984	Trans Union LLC, 2019 Term Loan B5, 1-month LIBOR + 1.750%, 1.928%, 11/16/2026(d)	11,812,364

		13,135,166

	Consumer Products – 0.1%
11,190,579	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 2.425%, 4/07/2025(d)	10,015,568
661,485	Energizer Holdings, Inc., 2018 Term Loan B, 1-month LIBOR + 2.250%, 2.438%, 12/17/2025(d)	628,411

		10,643,979

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Gaming – 0.1%
$4,419,675	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 2.180%, 12/27/2024(d)	$4,242,888

	Industrial Other – 0.0%
2,951,940	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.178%, 10/01/2025(d)	2,804,343

	Media Entertainment – 0.5%
10,507,602	Entercom Media Corp., 2019 Term Loan, 1-month LIBOR + 2.500%, 2.684%, 11/18/2024(d)	9,789,618
3,468,383	Lamar Media Corp., 2020 Term Loan B, 1-month LIBOR + 1.500%, 1.674%, 2/05/2027(d)	3,381,673
3,287,231	Meredith Corp., 2020 Term Loan B2, 3-month LIBOR + 2.500%, 3.260%, 1/31/2025(d)	3,028,361
18,159,591	Nielsen Finance LLC, USD Term Loan B4, 1-month LIBOR + 2.000%, 2.180%, 10/04/2023(d)	17,483,146
6,004,625	Sinclair Television Group, Inc., Term Loan B2B, 1-month LIBOR + 2.500%, 2.690%, 9/30/2026(d)	5,704,394

		39,387,192

	Packaging – 0.0%
2,611,771	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 2.680%, 10/14/2024(d)	2,516,625

	Pharmaceuticals – 0.2%
5,171,643	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 2.940%, 11/27/2025(d)	4,991,360
7,164,737	Change Healthcare Holdings LLC, 2017 Term Loan B, LIBOR + 2.500%, 3.500%, 3/01/2024(h)	6,867,185
4,987,935	Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1-week LIBOR + 2.000%, 2.109%, 11/15/2027(d)	4,794,054

		16,652,599

	Property & Casualty Insurance – 0.1%
2,693,825	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.308%, 5/16/2024(d)	2,551,052
2,114,375	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 4.000%, 4.308%, 12/02/2026(d)	2,049,189

		4,600,241

	Restaurants – 0.2%
18,402,525	1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month LIBOR + 1.750%, 1.928%, 11/19/2026(d)	17,408,789

	Technology – 0.2%
9,904,393	Iron Mountain, Inc., 2018 Term Loan B, 1-month LIBOR + 1.750%, 1.928%, 1/02/2026(d)	9,406,103
1,949,854	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 2.178%, 2/22/2024(d)	1,779,593
9,714,969	SS&C Technologies Inc., 2018 Term Loan B5, 1-month LIBOR + 1.750%, 1.928%, 4/16/2025(d)	9,249,427

		20,435,123

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Transportation Services – 0.1%
$9,689,003	Uber Technologies, Inc., 2018 Incremental Term Loan, 1-month LIBOR + 3.500%, 3.678%, 7/13/2023(d)	$9,204,552

	Utility Other – 0.1%
10,030,000	Pacific Gas & Electric Co., 2020 Exit Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 6/23/2025(d)	9,841,937

	Wireless – 0.2%
8,243,637	Asurion LLC, 2017 Term Loan B4, 1-month LIBOR + 3.000%, 3.178%, 8/04/2022(d)	8,010,095
4,124,100	Asurion LLC, 2018 Term Loan B6, 3-month LIBOR + 3.000%, 3.178%, 11/03/2023(d)	3,983,180
5,041,509	T-Mobile USA, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.178%, 4/01/2027(d)	5,030,619

		17,023,894

	Total Senior Loans (Identified Cost $214,885,419)	203,682,358

Shares
Preferred Stocks – 0.2%

	Cable Satellite – 0.2%
16,673,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $17,320,290)	16,714,682

Common Stocks – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(b)(c)(i)(j)(k)	—
116,806	Paragon Offshore Ltd., Litigation Units, Class B(i)(k)	350,418

	Total Common Stocks (Identified Cost $9,028,818)	350,418

Principal Amount (‡)
Short-Term Investments – 12.8%
$31,636,100	U.S. Treasury Bills, 0.060%-0.106%, 7/02/2020(l)(m)	31,636,019
882,642,100	U.S. Treasury Bills, 0.075%-0.165%, 7/28/2020(l)(m)	882,554,383
188,383,100	U.S. Treasury Bills, 0.155%-0.165%, 11/12/2020(l)(m)	188,272,660

	Total Short-Term Investments (Identified Cost $1,102,458,288)	1,102,463,062

	Total Investments – 107.1% (Identified Cost $8,877,648,921)	9,210,867,943
	Other assets less liabilities – (7.1)%	(610,858,566)

	Net Assets – 100.0%	$8,600,009,377

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2020 is disclosed.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)	Fair valued by the Fund’s adviser. At June 30, 2020, the value of these securities amounted to $1,279,110 or less than 0.1% of net assets.
(d)	Variable rate security. Rate as of June 30, 2020 is disclosed.
(e)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(f)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(g)	Treasury Inflation Protected Security (TIPS).
(h)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2020. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(i)	Non-income producing security.
(j)	Illiquid security.
(k)	Securities subject to restriction on resale. At June 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	$429,948	$—	—
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	8,598,870	350,418	Less than 0.1%

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the value of Rule 144A holdings amounted to $1,463,177,152 or 17.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

MXN	Mexican Peso
UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$110,241,095	$28,332	(a)	$110,269,427
Collateralized Mortgage Obligations	—	59,614,330	1,250,778	(a)	60,865,108
All Other Non-Convertible Bonds*	—	7,698,983,566	—		7,698,983,566

Total Non-Convertible Bonds	—	7,868,838,991	1,279,110		7,870,118,101

Municipals*	—	17,539,322	—		17,539,322

Total Bonds and Notes	—	7,886,378,313	1,279,110		7,887,657,423

Senior Loans*	—	203,682,358	—		203,682,358
Preferred Stocks*	—	16,714,682	—		16,714,682
Common Stocks*	—	350,418	—	(b)	350,418
Short-Term Investments	—	1,102,463,062	—		1,102,463,062

Total	$—	$9,209,588,833	$1,279,110		$9,210,867,943

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or June 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$41,289	$—	$(17)	$132	$—	$(13,072)	$—	$—	$28,332		$(12)
Collateralized Mortgage Obligations	—	—	(2,814)	10,375	—	(2,224,417)	3,467,634	—	1,250,778		10,375
Common Stocks
Oil, Gas & Consumable Fuels	779	—	—	(779)	—	—	—	—	—	(a)	(779)

Total	$42,068	$—	$(2,831)	$9,728	$—	$(2,237,489)	$3,467,634	$—	$1,279,110		$9,584

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

Debt securities valued at $3,467,634 were transferred from Level 2 to Level 3 during the period ended June 30, 2020. At September 30, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2020 these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Industry Summary at June 30, 2020 (Unaudited)

Mortgage Related	23.8%
Treasuries	21.7
Banking	7.9
Technology	4.1
Automotive	2.4
Agency Commercial Mortgage-Backed Securities	2.3
Food & Beverage	2.3
Government Owned - No Guarantee	2.1
Other Investments, less than 2% each	27.7
Short-Term Investments	12.8

Total Investments	107.1
Other assets less liabilities	(7.1)

Net Assets	100.0%